Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Composition and Movement in Deferred Taxes	Composition and movement in deferred taxes:
	In non-current liabilities (1)	In non-current assets (1)
	USD in thousands

Balance as of January 1, 2022	(4,734)	3,469

Charged to profit or loss	787	215
Adjustments arising from translating financial statements from functional currency to presentation currency	515	(413)

Balance as of December 31, 2022	(3,432)	3,271

Charged to profit or loss	1,725	(1,686)
Adjustments arising from translating financial statements from functional currency to presentation currency	132	(126)

Balance as of December 31, 2023	(1,575)	1,459

As shown on balance sheet (2):	(116)	-
(1)	The deferred taxes are computed at a tax rate of 23%.

(2)	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.

Schedule of Taxes on Income Included in Profit or Loss	Taxes on income included in profit or loss:
	Year ended December 31,
	2023	2022*	2021*
	USD in thousands

Current taxes	210	131	197
Deferred taxes	(39)	(1,039)	65
Tax previous years	-	132	-
	171	(776)	262
*	Comparative figures including the discontinued operation results.

Schedule of Reconciliation Between the Tax Expense, Assuming that all the Income and Expenses, Gains and Loss	The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, is as follows:
*	Comparative figures including the discontinued operation results.

	Year ended December 31,
	2023	2022	2021
	USD in thousands

Loss before taxes on income	(84,435)	(80,739)*	(13,153)*

Statutory tax rate	23%	23%	23%

Tax computed at the statutory tax rate	(19,420)	(18,570)	(3,025)

Increase (decrease) in taxes on income resulting from the following factors:
Different tax rate applicable to foreign subsidiary	(2)	(225)	1
Utilization of carryforward losses for which no deferred taxes were computed in the past	(98)	-	(32)
Other losses and temporary differences for which no deferred taxes were computed	19,026	17,699	3,433
Tax previous years	-	132	-
Other, net	665	225	93

Taxes on income	171	(739)	470